Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

September 30, 2019

MIR-QTLY-1119
1.807731.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.8%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,158,710
Series C, 5% 10/1/21 (a)	2,920,000	3,010,958
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,293,534

TOTAL GUAM		5,463,202

Michigan - 96.2%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,782,390
5% 5/1/37	1,175,000	1,392,610
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,149,640
5% 11/1/26	1,000,000	1,145,830
5% 11/1/27	700,000	800,415
5% 11/1/28	250,000	287,433
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,974,214
5% 5/1/29	1,250,000	1,478,750
5% 5/1/30	1,250,000	1,474,450
5% 5/1/34	2,475,000	2,899,017
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,192,960
5% 5/1/33	1,000,000	1,190,090
5% 5/1/34	1,075,000	1,275,488
5% 5/1/35	775,000	915,624
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,752,645
5% 5/1/28	1,745,000	2,050,323
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	2,000,000	2,652,660
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	544,375
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,523,674
5% 7/1/31 (FSA Insured)	1,775,000	2,007,987
5% 7/1/33 (FSA Insured)	2,000,000	2,254,800
5% 7/1/34 (FSA Insured)	1,750,000	1,969,678
5% 7/1/35 (FSA Insured)	2,750,000	3,090,065
5% 7/1/37 (FSA Insured)	2,000,000	2,239,320
Detroit Gen. Oblig. Series 2018:
5% 4/1/20	750,000	759,095
5% 4/1/21	1,000,000	1,035,340
5% 4/1/22	725,000	765,564
5% 4/1/23	310,000	332,819
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,449,350
Detroit Swr. Disp. Rev. Series 2006, 5% 7/1/36	10,000	10,027
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,132,320
5% 10/1/22 (FSA Insured)	2,645,000	2,898,153
5% 10/1/26 (FSA Insured)	4,850,000	5,289,653
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	887,762
5% 4/1/34 (FSA Insured)	520,000	627,838
5% 4/1/35 (FSA Insured)	500,000	601,970
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,549,639
5% 5/1/26 (FSA Insured)	1,385,000	1,635,450
5% 5/1/27 (FSA Insured)	1,425,000	1,676,840
Forest Hills Pub. Schools 5% 5/1/21	1,575,000	1,667,138
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,706,817
Grand Rapids Pub. Schools:
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,484,148
5% 11/1/41 (FSA Insured)	1,300,000	1,597,687
5% 11/1/42 (FSA Insured)	1,400,000	1,717,660
5% 5/1/29 (FSA Insured)	480,000	592,872
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	594,216
5% 1/1/33	250,000	309,823
5% 1/1/34	550,000	679,630
5% 1/1/35	400,000	492,856
5% 1/1/38	655,000	800,718
5% 1/1/43	2,100,000	2,540,181
5% 1/1/48	1,000,000	1,201,800
Series 2012, 5% 1/1/37	1,250,000	1,379,600
Series 2014:
5% 1/1/27	1,300,000	1,496,040
5% 1/1/29	800,000	919,928
5% 1/1/30	2,000,000	2,296,720
Series 2016, 5% 1/1/37	1,250,000	1,472,675
Grand Rapids Wtr. Supply Sys.:
Series 2016:
5% 1/1/31	250,000	300,630
5% 1/1/32	320,000	383,450
5% 1/1/33	550,000	655,804
5% 1/1/34	500,000	596,125
5% 1/1/35	920,000	1,094,386
5% 1/1/36	385,000	457,049
5% 1/1/46	800,000	931,224
Series 2018:
5% 1/1/43	1,325,000	1,591,670
5% 1/1/48	2,500,000	2,996,200
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,135,500
Series 2014 A, 5% 7/1/47	1,400,000	1,548,988
Series 2019 A:
5% 7/1/44	1,110,000	1,298,878
5% 7/1/49	2,615,000	3,053,483
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	587,045
5% 12/1/26	1,900,000	2,225,622
5% 12/1/28	1,800,000	2,095,830
Series 2018:
5% 12/1/34	1,075,000	1,339,009
5% 12/1/35	1,225,000	1,521,524
5% 12/1/37	1,375,000	1,696,654
5% 12/1/38	875,000	1,077,151
5% 12/1/43	1,400,000	1,706,138
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,407,420
Series 2016 C, 5% 7/1/31	7,000,000	8,372,280
Series 2018 A:
5% 7/1/43	10,000,000	12,139,300
5% 7/1/48	5,000,000	6,051,950
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 C, 5.25% 7/1/35	2,000,000	2,428,140
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,249,110
5% 5/1/39	1,000,000	1,245,110
Hudsonville Pub. Schools:
Series 2017:
5% 5/1/31	430,000	527,042
5% 5/1/32	1,200,000	1,466,064
5% 5/1/34	1,000,000	1,216,080
5% 5/1/35	1,000,000	1,212,950
4% 5/1/24	1,220,000	1,329,105
4% 5/1/25	500,000	543,055
5% 5/1/22	600,000	655,038
5.25% 5/1/41 (Pre-Refunded to 5/1/21 @ 100)	1,750,000	1,858,343
Ingham, Eaton and Clinton Counties Lansing School District:
Series II:
4% 5/1/21	375,000	390,364
4% 5/1/22	345,000	368,294
5% 5/1/23	430,000	484,872
5% 5/1/24	355,000	411,527
5% 5/1/22	1,730,000	1,890,544
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,174,280
5% 5/15/28	780,000	935,017
5% 5/15/30	5,000,000	5,958,400
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,408,150
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,042,900
4% 5/1/22	1,000,000	1,066,200
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,581,750
Lake Orion Cmnty. School District 5% 5/1/23	1,915,000	2,159,373
Lansing Board of Wtr. & Lt. Util. Rev.:
Series 2019 A:
5% 7/1/22	230,000	253,219
5% 7/1/23	340,000	385,995
5% 7/1/24	375,000	437,906
5% 7/1/25	375,000	449,711
5% 7/1/48	5,675,000	6,974,008
5.5% 7/1/41	5,000,000	5,333,350
Lansing Cmnty. College:
Series 2012:
5% 5/1/25	350,000	382,386
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,302,003
5% 5/1/23	1,135,000	1,240,634
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35 (Pre-Refunded to 11/15/21 @ 100)	3,030,000	3,320,668
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,453,389
5% 5/1/29	1,430,000	1,729,270
5% 5/1/31	500,000	599,160
5% 5/1/32	1,000,000	1,192,850
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,559,816
5% 5/1/34	1,750,000	2,128,140
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	937,271
5% 7/1/30	900,000	1,077,642
5% 7/1/31	780,000	930,727
5% 7/1/32	1,000,000	1,188,530
5% 7/1/33	705,000	835,362
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,473,293
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,002,840
5% 4/15/38	3,000,000	3,523,770
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/32	1,000,000	1,248,700
5% 11/1/33	2,500,000	3,121,875
5% 11/1/35	1,000,000	1,242,210
5% 11/1/36	1,250,000	1,547,363
5% 11/1/37	1,500,000	1,844,220
5% 11/1/38	1,595,000	1,956,443
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	2,000,000	2,196,760
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,000,000	2,196,760
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,442,916
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,359,325
5% 1/1/40	3,000,000	3,233,010
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	2,610,000	2,855,340
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,134,580
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	606,474
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	886,201
5% 12/1/37	3,270,000	3,977,726
5% 12/1/42	2,120,000	2,539,612
(Trinity Health Proj.) Series 2015, 5% 12/1/33	1,220,000	1,322,407
Bonds:
Series 2015 D2, 1 month U.S. LIBOR + 0.750% 2.141%, tender 10/3/19 (b)(c)	7,920,000	7,942,548
Series 2019 B, 3.5%, tender 11/15/22 (b)	5,000,000	5,282,850
Series 2019 MI2, 5%, tender 2/1/25 (b)	5,000,000	5,863,300
Series 2011, 5% 12/1/39	1,500,000	1,602,435
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	136,965
Series 2012:
5% 11/15/24	660,000	731,577
5% 11/15/25	1,000,000	1,106,840
5% 11/15/26	800,000	884,176
5% 11/1/42	2,000,000	2,165,780
5% 11/15/42	3,120,000	3,357,245
Series 2013:
5% 10/1/25	1,255,000	1,392,209
5% 8/15/30	4,105,000	4,591,935
Series 2014 H1:
5% 10/1/22	1,000,000	1,068,460
5% 10/1/25	2,250,000	2,606,265
5% 10/1/39	4,725,000	5,415,937
Series 2014:
5% 6/1/25	1,000,000	1,153,130
5% 6/1/26	700,000	808,290
5% 6/1/27	700,000	806,302
Series 2015 C:
5% 7/1/26	570,000	675,296
5% 7/1/27	1,215,000	1,437,211
5% 7/1/28	1,500,000	1,771,260
5% 7/1/35	1,000,000	1,161,550
Series 2015 D1:
5% 7/1/34	1,250,000	1,460,738
5% 7/1/35	500,000	583,140
Series 2015 D2, 5% 7/1/34	1,000,000	1,163,860
Series 2016 A, 5% 11/1/44	6,190,000	7,122,585
Series 2016:
5% 1/1/29	1,000,000	1,189,200
5% 11/15/29	2,950,000	3,577,613
5% 1/1/30	1,000,000	1,186,290
5% 1/1/31	1,170,000	1,383,268
5% 1/1/32	1,895,000	2,228,880
5% 1/1/33	1,915,000	2,243,767
5% 1/1/34	2,135,000	2,495,836
5% 11/15/41	11,710,000	13,790,867
Series 2019 A:
4% 2/15/50	4,000,000	4,378,720
4% 11/15/50	3,000,000	3,306,630
5% 11/15/48	2,000,000	2,432,580
Series 2019 MI1, 5% 12/1/48	2,000,000	2,411,920
5% 12/1/27	1,090,000	1,133,240
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,422
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	3,650,000	3,766,837
Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,530,000	5,545,016
Series 2016:
5% 11/15/46	3,500,000	4,109,105
5% 11/15/47	18,000,000	21,113,267
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	385,000
Michigan State Univ. Revs. Series 2019 B, 5% 2/15/48	3,000,000	3,690,150
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,853,732
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	6,000,000	5,986,740
Milan Area Schools Series 2019, 5% 5/1/21	950,000	1,003,267
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,265,870
5% 3/1/25	1,225,000	1,323,551
5% 3/1/26	1,290,000	1,391,239
Series 2013 A:
5% 3/1/25	995,000	1,106,748
5% 3/1/26	1,620,000	1,798,508
5% 3/1/27	815,000	903,664
5% 3/1/38	2,900,000	3,156,041
Series 2014:
5% 3/1/28	335,000	380,788
5% 3/1/29	525,000	599,466
5% 3/1/39	3,000,000	3,366,270
Series 2016:
5% 3/1/28	1,150,000	1,386,256
5% 3/1/41	3,475,000	4,065,229
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	3,000,825
5% 11/1/34	1,250,000	1,494,275
5% 11/1/35	1,300,000	1,549,821
5% 11/1/39	755,000	892,470
Series 2019, 4% 11/1/38	2,000,000	2,274,360
Rochester Cmnty. School District 5% 5/1/31	1,500,000	1,799,535
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
4% 5/1/21	2,145,000	2,232,881
4% 5/1/22	1,575,000	1,680,935
5% 5/1/42	3,050,000	3,739,361
5% 5/1/44	6,100,000	7,449,564
5% 5/1/46	3,120,000	3,803,686
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	902,327
5% 5/1/25	1,000,000	1,189,060
5% 5/1/26	1,385,000	1,641,128
5% 5/1/24	570,000	659,393
5% 5/1/26	1,715,000	2,032,155
5% 5/1/27	1,795,000	2,118,531
5% 5/1/28	1,885,000	2,215,949
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,150,140
5% 9/1/27	1,175,000	1,348,982
5% 9/1/28	1,870,000	2,144,198
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,116,600
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,623,959
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,772,458
5% 5/1/24	3,200,000	3,706,464
5% 5/1/25	2,355,000	2,800,236
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	907,322
5% 5/1/34	5,630,000	6,616,095
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	810,000
4% 5/1/24 (FSA Insured)	750,000	825,743
4% 5/1/25 (FSA Insured)	500,000	559,285
Series 2018:
5% 5/1/30	550,000	678,458
5% 5/1/32	1,100,000	1,346,235
5% 5/1/34	1,175,000	1,430,668
5% 5/1/35	1,200,000	1,456,944
5% 5/1/36	1,000,000	1,210,990
5% 5/1/37	1,300,000	1,569,204
5% 5/1/38	800,000	962,904
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,363,550
5% 12/1/22 (a)	5,260,000	5,635,511
Series 2012 A, 5% 12/1/23	2,300,000	2,565,742
Series 2014 C:
5% 12/1/29 (a)	720,000	832,154
5% 12/1/31 (a)	860,000	986,188
5% 12/1/34 (a)	1,655,000	1,883,903
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,541,047
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,259,546
5% 12/1/27 (a)	4,810,000	5,698,696
Series 2015 G:
5% 12/1/35	5,435,000	6,412,485
5% 12/1/36	5,760,000	6,782,112
Series 2017 A:
5% 12/1/22	640,000	710,995
5% 12/1/37	545,000	659,319
5% 12/1/42	1,455,000	1,738,201
Series 2017 B, 5% 12/1/47 (a)	450,000	529,038
Series 2018 B, 5% 12/1/48 (a)	5,000,000	5,966,500
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,440,929
5% 12/1/31 (a)	2,825,000	3,503,848
5% 12/1/32 (a)	2,945,000	3,638,400
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	2,640,000	2,785,596
5% 5/1/25 (Pre-Refunded to 5/1/21 @ 100)	1,670,000	1,765,524
5% 5/1/26	1,225,000	1,291,971
5% 5/1/26 (Pre-Refunded to 5/1/21 @ 100)	775,000	819,330
Series 2014 1:
5% 5/1/30	725,000	831,329
5% 5/1/32	500,000	571,900
5% 5/1/34	900,000	1,029,357
5% 5/1/35	250,000	285,580
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	374,566
5% 11/15/26	400,000	467,780
5% 11/15/28	650,000	755,619
5% 11/15/29	750,000	872,355
5% 11/15/30	855,000	998,478
5% 11/15/31	700,000	816,865
Series 2015 A:
5% 11/15/26	1,000,000	1,176,700
5% 11/15/28	2,505,000	2,944,878
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,366,789
5% 5/1/38	5,670,000	6,700,919
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,570,881
5% 5/1/30	1,550,000	1,862,744
5% 5/1/32	2,000,000	2,385,700
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,173,820
5% 5/1/28 (FSA Insured)	500,000	586,905
5% 5/1/29 (FSA Insured)	1,000,000	1,172,490
5% 5/1/30 (FSA Insured)	1,000,000	1,170,830

TOTAL MICHIGAN		633,833,719

TOTAL MUNICIPAL BONDS
(Cost $605,317,300)		639,296,921

Municipal Notes - 2.6%
Michigan - 2.6%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 1.77% 10/1/19, LOC PNC Bank NA, VRDN (b)	3,750,000	$3,750,000
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series Floaters XF 06 86, 1.63% 10/7/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	6,600,000	6,600,000
Series XF 28 37, 1.73% 10/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,000,000	3,000,000
Series 2016 E3, 1.6% 10/7/19, VRDN (b)	2,130,000	2,130,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2018 C, 1.67% 10/7/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	1,200,000	1,200,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.78% 10/1/19, LOC Comerica Bank, VRDN (b)	300,000	300,000
TOTAL MUNICIPAL NOTES
(Cost $16,980,000)		16,980,000
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $622,297,300)		656,276,921
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,814,333
NET ASSETS - 100%		$659,091,254

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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